RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right-of-use assets and lease liabilities

	2021
	Land use right (a)	Lease of Land use right	Total
	RMB’000	RMB’000	RMB’000
Cost
As at December 31, 2020	2,398,881	1,379,254	3,778,135
Additions	334	989	1,323

As at December 31, 2021	2,399,215	1,380,243	3,779,458

Accumulated depreciation
As at December 31, 2020	(567,909)	(26,756)	(594,665)
Additions	(52,163)	(16,248)	(68,411)

As at December 31, 2021	(620,072)	(43,004)	(663,076)

Net book value
As at December 31, 2021	1,779,143	1,337,239	3,116,382

As at December 31, 2020	1,830,972	1,352,498	3,183,470

(2)	LEASE LIABILITIES

	2021	2020
	RMB’000	RMB’000
Lease liabilities	1,384,084	1,377,573
Less: current portion of lease liabilities	(63,249)	(61,880)

	1,320,835	1,315,693

Schedule of amounts recognized in comprehensive income related to lease contracts

	2020	2021
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	65,511	68,410
Interest expense on lease liabilities	57,629	67,648
Expense relating to short-term leases	846,606	1,688,137

	969,746	1,824,196

Schedule of aggregate carrying value of ownership certificates of land use right

	Carrying value as at December 31 2021 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,154,591	Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.